Cover Cover	Nov. 04, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 04, 2020
Entity Registrant Name	FRONT YARD RESIDENTIAL CORPORATION
Entity Incorporation, State or Country Code	MD
Entity File Number	001-35657
Entity Tax Identification Number	46-0633510
Entity Address, Address Line One	5100 Tamarind Reef
Entity Address, City or Town	Christiansted
Entity Address, Country	VI
Entity Address, Postal Zip Code	00820
City Area Code	340
Local Phone Number	692-0525
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	RESI
Security Exchange Name	NYSE
Entity Central Index Key	0001555039
Amendment Flag	false